Shareholders' Equity	12 Months Ended
Dec. 31, 2020
Disclosureof Shareholders Equity [Abstract]
Shareholders' equity
13.	Shareholders’ equity

As outlined in note 1, the consolidated financial statements are prepared as a continuation of the financial statements of Fusion Fuel, except for equity, which has been adjusted to reflect the legal capital structure of Fusion Fuel Green plc. This adjustment has been applied retro-actively to the comparative financial statements.

On the acquisition date, Fusion Fuel Green plc had 7,033,356 Class A ordinary shares with a par value of $0.0001 and 2,125,000 Class B ordinary shares with a par value of $0.0001. Immediately following the closing of the above transaction, the Company closed a series of subscription agreements with accredited investors (“PIPE Investors”) for the sale in a private placement of 2,450,000 Class A ordinary shares of Parent.

The HL Transaction and PIPE Financing led to an increase in share premium of €188 million. There were also transaction costs of €5 million netted against equity. As of December 31, 2020, the total number of Class A ordinary shares of the Company outstanding is 9,929,217 with a par value of $0.0001 and the total number of Class B ordinary shares of the Company outstanding is 2,125,000 with a par value of $0.0001.

The share capital of Fusion Fuel Green plc is as follows:

Type of Share	Number of Shares	€’000	Description
Class ‘A’ ordinary shares of $0.0001 each	7,033,356	1	Issued on closing of HL Transaction
Class ‘A’ ordinary shares of $0.0001 each	2,450,000	-	Issued to PIPE Investors
Class ‘A’ ordinary shares of $0.0001 each	445,861	-	Exercise of warrants
	9,929,217	1
Class ‘B’ ordinary shares of $0.0001 each	2,125,000	-	Issued to Fusion Fuel shareholders
	12,054,217	1

A historical summary of the share capital of Fusion Fuel is as follows:

Type of Share	Number of Shares	€’000	Description
1 Ordinary share of €1,000	1	1	Issued on incorporation
1,000 Ordinary shares of €1 each	999	-	1 share converted to 1,000 shares of €1 each
49,000 Ordinary shares of €1 each	49,000	49	Issued on January 31, 2020
	50,000	50

Share rights

Each Class A Ordinary share and Class B Ordinary share have the right to exercise one vote at any general meeting of the Company, to participate pro rata in all the dividends declared by the Company and the rights in the event of the Company’s winding up are to participate pro-rata in the total assets of the Company.

In addition to the rights outlined above, the Class B Ordinary shares, which are held by the former Fusion Fuel Shareholders, have certain protective rights that include the right to approve any liquidation or similar transaction of the Company. The Class B shareholders also have the right to approve any creation or issuance of any new class or series of capital stock or equity securities convertible into capital stock or changes to the Company’s board of directors, on which at the moment they carry the majority of the voting rights. With these protective provisions, the holders of Class B Ordinary shares will be able to veto certain actions in a way that their relative ownership would not otherwise permit. The Class B Ordinary shares will automatically convert to Class A Ordinary shares on December 31, 2023.

There were 25,000 deferred shares with a nominal value of €1 each, which were non-voting shares and did not convey upon the holder the right to be paid a dividend or to receive notice of or to attend, vote or speak at a general meeting. On December 10, 2020 the 25,000 deferred shares were cancelled.